Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends declared, per share	$ 0.50	$ 0.40	$ 0.30
Class A ordinary shares
Dividends declared, per share	$ 0.5	$ 0.4	$ 0.3
Class B ordinary shares
Dividends declared, per share	$ 0.5	$ 0.4	$ 0.3